Transactions with Related Parties - Ocean Rig (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended
	Feb. 24, 2015	Apr. 05, 2016	May 06, 2015	Jun. 04, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 13, 2015	Apr. 04, 2016	Nov. 18, 2014
Variable rate basis					LIBOR
Cash consideration from sale					$ 49,911	$ 0
Ocean Rig UDW Inc.
Share price per dividend paid	$ 0.19		$ 0.19
Date of dividend record	Mar. 10, 2015		May 22, 2015
Date of dividend payment	Mar. 31, 2015		May 31, 2015
Ocean Rig
Cash consideration from sale		$ 49,911
Ownership interest in Ocean Rig		0.00%						40.40%
Ocean Rig | Offshore support vessels Crescendo and Jubilee
Time charter agreements duration					60 days
Ocean Rig | Loan from Affilliate
Unsecured debt									$ 120,000
Variable rate basis					LIBOR
Maturity Date Of Loan					May 2016
Ocean Rig | $120,000 unsecured facility | Loan from Affilliate
Debt facility amount exchanged				$ 40,000
Ownership in Ocean Rig				4,444,444
Number of Ocean Rig shares pledged as security				20,555,556
Ocean Rig | $120,000 Exchangeable Promissory Note | Loan from Affilliate
Debt facility amount exchanged							$ 80,000
Ownership in Ocean Rig							17,777,778
Release of shares pledged as collateral							2,777,778